Property, plant and equipment	6 Months Ended
Jun. 30, 2020
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Property, plant and equipment
Note 6. Property, plant and equipment

	Lands and Buildings	Technical equipment	Fixtures, fittings and other equipment	Assets under construction	Total
	$ in thousands
Net book value as of January 1, 2019	3,229	2,084	2,172	1,247	8,732

Additions to tangible assets	334	195	269	4,079	4,877
Disposal of tangible assets	—	(10)	—	(346)	(356)
Reclassification	7	1	22	(30)	—
Depreciation expense	(61)	(552)	(314)	—	(927)
Translation adjustments	(13)	(5)	(4)	15	(7)

Net book value as of June 30, 2019	3,496	1,713	2,145	4,965	12,320

Gross value at end of period	7,912	11,927	3,499	5,762	29,100
Accumulated depreciation and impairment at end of period	(4,416)	(10,214)	(1,353)	(798)	(16,781)
Net book value as of January 1, 2020	3,330	3,160	2,435	14,787	23,712

Additions to tangible assets	487	271	294	29,103	30,156
Disposal of tangible assets	—	(9)	—	—	(9)
Reclassification	674	164	186	(1,025)	(1)
Depreciation expense	(166)	(633)	(415)	—	(1,214)
Translation adjustments	8	—	—	—	8

Net book value as of June 30, 2020	4,332	2,955	2,500	42,866	52,653

Gross value at end of period	8,994	14,364	4,628	42,866	70,851
Accumulated depreciation and impairment at end of period	(4,661)	(11,409)	(2,128)	—	(18,198)
As of June 30, 2020, no assets have been pledged as security for financial liabilities. There is no
restriction on title of property, plant and equipment.
For the
six-month
period ended June 30, 2020, we continued our investments in research and development equipment in both the United States of America and France. The addition in tangible assets reflects improvements of Calyxt and Cellectis sites for $0.5 million and other equipment for $1.2 million.
Additions to our assets under construction as of June 30, 2020 primarily relates to Cellectis’ new facilities that are being constructed: a new raw materials manufacturing facility in Paris ($2.4 million), and a new commercial manufacturing facility in Raleigh, North Carolina ($26.6 million). The balance relates to capital expenditure in the New York office and in the Plants Segment.